Related Party Transactions	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Related Party Transactions
5. Related Party Transactions (as restated)
Relationship with ERJ
Prior to the Closing of the transaction with Zanite, Eve Sub was managed, operated, and funded by ERJ. Accordingly, certain shared costs have been allocated to Eve and reflected as expenses in Eve’s stand-alone unaudited condensed consolidated financial statements. The expenses reflected in the unaudited condensed consolidated financial statements may not be indicative of expenses that will be incurred by Eve in the future.
a) Corporate costs
ERJ incurred corporate costs for services provided to the UAM Business. These costs include expenses for information systems, accounting, other financial services such as treasury, external audit, purchasing, human resources, legal, and facilities.
Until December 31, 2021, a portion of these costs that benefited the UAM Business, was allocated to the UAM Business using a pro-rata
method based on R&D project related costs, headcount, or other measures that management believes are consistent and reasonable.
Effective January 1, 2022, ERJ started charging Eve Sub for administrative services under the SSA (see more details below). Additionally, from January 1, 2022, until the Closing date, Eve kept carving-out
certain corporate costs.
After the Closing, ERJ, EAH and other related parties started charging Eve for the costs that benefited the Company. The charges include the amounts that were previously carved-out
from January 1, 2022, until the Closing date, plus amounts incurred after the Closing date. The corporate costs included in the unaudited condensed consolidated statement of operations were $1,624,245 and $7,909,182 for the nine months ended September 30, 2022, and 2021, respectively, and $338,523 and $3,321,308 for the three months ended September 30, 2022, and 2021, respectively, and were included into SG&A and R&D expenses for each of the periods as follows:

	Three Months ended September 30,		Nine Months ended September 30,
	2022	2021	2022	2021
SG&A	$265,747	$515,353	$988,198	$1,272,764
R&D	72,776	2,805,955	636,047	6,636,418

	$338,523	$3,321,308	$1,624,245	$7,909,182

b) Transaction Costs
During the three and nine months periods ended September 30, 2022 and September 30, 2021, both ERJ and EAH paid for certain costs attributable to the UAM business (Transaction Costs). The Transaction Costs comprise but were not limited to, costs associated with lawyers, bankers, consulting and auditing services with the objective to effectuate the transaction with Zanite, as described in Note 1.
Management analyzed the nature and timing of the costs to determine whether they were i) directly related to the carve-out
structuring and reporting preparation, ii) directly related to the anticipated closing of the transaction with Zanite, or iii) weren’t related to either of the aforementioned. Through June 30, 2022, the Transaction Costs that benefited Eve amounted $24.3 million(including amounts incurred in 2021).
The total amount of Transaction Costs directly related to the anticipated Closing of the Transaction with Zanite amounted $21.4 million. Out of this amount, $15.7 million were recorded as reduction of the proceeds raised from issuance of common stock and $5.7 million were expensed.
Transaction Costs related to neither to the
carve-out
preparation nor to the transaction with Zanite were fully expensed during 2021. These costs amounted to $0.07 million and $0.5 million during the three and nine months period ended September 30, 2021.
The remaining Transaction Costs of $2.4 million were incurred for the preparation and the audit of the carve-out
financial and were directly related to the
carve-out
preparation. Out of this amount, $1.9 million was expensed in 2021 and $0.5 million for the nine months period ended on September 30, 2022.
As a result of the explained above, the total impact to the statement of operations was $8.6 million broken down per period as follows:

•	for the nine months period ended September 30, 2021, was $2.0 million.

•	for the three months period ended December 31, 2021, was $0.4 million.

•	for the nine months period ended September 30, 2022, was $6.2 million
For the three months periods ended September 30, 2022, and September 30, 2021, the expense amounts were $0.0 million and $0.4 million, respectively.
The Transaction Costs total amount was reimbursed by Eve to ERJ and EAH upon Closing.
The Transaction Costs reimbursed to Zanite decreased the proceeds raised from the issuance of common stock.
c) Cash Management and Financing
Eve is responsible for managing its own cash which was originally comprised of the $15 million of capital contribution made by ERJ in July 2021 upon the formation of the legal entity.
Upon the Closing, Eve received more than $300 million in cash.
d) Master Service Agreement and Shared Service Agreement
In connection with the transfer of the UAM Business to Eve Sub, ERJ and Eve Sub entered into a MSA and SSA on December 14, 2021. The initial terms for the MSA and SSA are 15 years. The MSA can be automatically renewed for additional successive one-year periods. The MSA has established a fee to be charged by ERJ to Eve so that Eve may be provided with access to ERJ’s R&D and engineering department structure, as well as, at Eve’s option, the ability to access manufacturing facilities in the future. The SSA has established a cost overhead pool to be allocated, excluding any margin, to Eve so that Eve may be provided with access to certain of ERJ’s administrative services and facilities which are commonly used across the ERJ business such as back-office shared service centers. In addition, on December 14, 2021, Eve Sub entered into a master service agreement with Atech Negócios em Tecnologias S.A., a Brazilian corporation (
sociedade anônima
) and wholly-owned subsidiary of ERJ (“Atech”), for an initial term of 15 years (the “Atech MSA”). Fees under the Atech MSA are charged to Eve for services related to Air Traffic Management, defense systems, simulation systems, engineering and consulting services.
As of September 30, 2022, there is an outstanding related party payable of $14,394,340 of which $11,339,145 and $235,199 are related to the MSA and SSA, respectively. During the three and nine months ended September 30, 2022 Eve has incurred cost in the amount of $11,829,785, of which $11,254,372 is in relation to the MSA and $236,889 is in relation to the SSA, and $35,263,146 of which $26,919,670 is in relation to the MSA and $528,597 is in relation to the SSA, respectively.
Fees and Expenses in connection with the MSA are set to be payable within 45 days of receipt by Eve of an invoice from ERJ together with documentation supporting the fees and expenses set forth on such invoice. Costs and expenses incurred in connection with the provision of shared services to Eve pursuant to the SSA are set to be payable within 45 days of receipt by Eve. All payments and amounts are due or paid in US Dollars and are recognized in the Related party payable caption.
e) Related party receivables/payables
Certain employees were transferred from ERJ to Eve. On the transfer date of each employee, all payroll related accruals were assumed by Eve and it recognized a related party receivable from ERJ. Additionally, EAH transferred certain liabilities related to the Eve business, which led to the recognition of a receivable from EAH. This receivable balance is decreased when EAH pays for corporate expenses (e.g. health insurance) on behalf of Eve.
As of September 30, 2022, there is an outstanding related party receivable balance of 205,358 of which $190,518 relates to ERJ’s LTIP and balance of the related party loan and accrued interest in the amount of $81,638,146 with EAH, as stipulated below in section (g) . As of September 30, 2022, there is an outstanding related party payable of $14,394,340, of which $190,377 is reimbursement for marketing expenses to ERJ, $1,005,372 is reimbursement for payroll expenses and insurance, and $1,271,535 are the amounts payable to EAH, and $352,710 to other related parties, the remaining balance is for MSA and SSA, as stipulated above in section (d).
f) Royalty-free licenses
The agreements with ERJ also allow Eve to access royalty-free license to ERJ’s background intellectual property to be used within the UAM market.

g) Related party loan
On August 1, 2022, the Company’s subsidiary, Eve Sub (the “Lender”), entered into a loan agreement (the “Loan Agreement”) with EAH, the Company’s majority stockholder, in order to efficiently manage the Company’s cash reserves at a rate of return that is favorable to the Company. Pursuant to the Loan Agreement, the Lender has agreed to lend to EAH an aggregate principal amount of up to $81,000,000 at an interest rate of 4.89% per annum. All unpaid principal advanced under the Loan Agreement, together with any accrued and unpaid interest thereon, shall be due and payable on August 1, 2023, which date may be extended upon mutual written agreement of the Lender and EAH. Any outstanding principal amount under the Loan Agreement may be prepaid at any time, in whole or in part, by EAH at its election and without penalty, and the Lender may request full or partial prepayment from EAH of any outstanding principal amount under the Loan Agreement at any time. In accordance with the Company’s Related Person Transactions Policy, on July 22, 2022, the Loan Agreement was unanimously approved by the Company’s independent directors.
See below a summary of related party balances and the impacts in the results:

	As of September 30, 2022		As of December 31, 2021
	Assets	Liabilities	Assets	Liabilities
ERJ	$205,358	$10,844,624	$220,000	$—
EAH	81,638,146	2,276,908	—	8,642,340
Atech	—	920,098	—	—
Other related parties	—	352,710	—	—

Total	$81,843,504	$14,394,340	$220,000	$8,642,340

	Operating results - Three Months ended September 30,		Operating results -Nine Months ended September 30,
	2022	2021	2022	2021
		(as restated)		(as restated)
ERJ	$10,655,936	$—	$25,238,351	$—
EAH	169,248	423,752	7,462,169	1,992,848
Atech	835,325	—	2,209,916	—
Other related parties	169,276	—	352,710	—

Total	$11,829,785	$423,752	$35,263,146	$1,992,848

5. Related Party Transactions
Relationship with ERJ
The UAM Business has historically been managed, operated, and funded by ERJ and EAH. Accordingly, certain shared costs have been allocated to the UAM Business and reflected as expenses in the UAM Business’ stand-alone combined financial statements. The expenses reflected in the combined financial statements may not be indicative of expenses that will be incurred by the UAM Business in the future.

(a)	Corporate costs
ERJ incurs corporate costs for services provided to the UAM Business. These costs include expenses for information systems, accounting, other financial services (such as treasury, audit and purchasing), human resources, legal, and facilities.
A portion of these costs benefit the UAM Business and are allocated to the UAM Business using a pro-rata
method based on R&D project related costs, headcount, or other measures that management believes are consistent and reasonable.
The allocated corporate costs included in the combined statement of operations were approximately $1,323,915, $1,167,432 and $1,710,595 for the years ended December 31, 2021, 2020 and 2019, respectively, and were included in general and administrative expenses for each of the years.

(b)	Transaction costs (as restated)
During the year ended on December 31, 2021, both ERJ and EAH paid for certain costs attributable to the UAM business (Transaction Costs). The Transaction Costs comprise but were not limited to, costs associated with lawyers, bankers, consulting and auditing with the objective to effectuate the transaction with Zanite, as described in Note 1.
Management analyzed the nature and timing of the costs to determine whether they were i) directly related to the carve-out
preparation or ii) directly related to the possible closing of the transaction with Zanite, or ii) weren’t related to either of the transactions. Based on management’s analysis, $8.6 million should be accounted for in the 2021 carve-out
financial statements as follow.

•
$2.4 million of the Transaction Costs were incurred for the preparation and the audit of the 2021 carve-out
financial and were directly related to the
carve-out
preparation. Thus, this amount was expensed.

•
$6.2 million
of
the Transaction Costs were directly related to the future transaction with Zanite. This amount was deferred and will be either expensed or capitalized if and when the transaction closes.

A Related party payable was recognized by Eve in order to reimburse ERJ and EAH for these Transaction Costs.

(c)	Cash Management and Financing
The UAM Business is responsible for managing its own cash which was originally composed by the $15 million of capital contribution made by ERJ in August 2021 upon the formation of the legal entity. In the event that additional funding is needed, ERJ will provide the required funding as described in Note 2.

(d)	Master Service Agreement and Shared Service Agreement
In connection with the transfer of the UAM Business to Eve, ERJ and Eve entered into a master service agreement (the “MSA”) and Shared Service Agreement (the “SSA”) on December 13, 2021. The MSA has established a fee to be charged by ERJ to Eve so that Eve may be provided with access to ERJ’s R&D and engineering department structure, as well as the ability to access to manufacturing facilities in the future. The SSA has established a cost overhead pool to be allocated, excluding any margin, to Eve so that Eve may be provided with access to certain of ERJ’s administrative services and facilities which are commonly used across the ERJ business such as engineering and testing facilities, as well as back-office shared service centers. During 2021, the UAM Business has incurred $1,109,345 in relation to the MSA and the SSA.